The interactive data file included as an exhibit to this filing relates to the supplement to the prospectuses for Columbia Retirement Plus 2010 Fund, Columbia Retirement Plus 2015 Fund, Columbia Retirement Plus 2020 Fund, Columbia Retirement Plus 2025 Fund, Columbia Retirement Plus 2030 Fund, Columbia Retirement Plus 2035 Fund, Columbia Retirement Plus 2040 Fund and Columbia Retirement Plus 2045 Fund filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on November 16, 2011 (Accession No. 0000950123-11-099009), which is incorporated herein by reference.